Credit Quality of Financing Receivables and the Allowance for Credit losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded investments in impaired loans	¥ 288,545 [1]	¥ 296,159 [1]	¥ 368,539
Recognition of interest income on impaired loans	1,189	4,078	4,225
Interest received in cash on impaired loans	¥ 1,084	¥ 3,394	¥ 3,592

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.